Restructuring - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 Employee	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring expense	$ 22	$ 14	$ 15	$ 10	$ 12	$ 7	$ 12	$ 7	$ 61	$ 38	$ 5
Number of positions eliminated									440
Project Grace Worldwide [Member]
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated									580	550	50
Worldwide Restructuring Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense									40	37	3
Truck Rental
Restructuring Cost and Reserve [Line Items]
Restructuring expense									21	1	0
Expected cost									$ 20